STOCKHOLDERS' DEFICIT - Warrants - Narratives (Details)	Jul. 12, 2024 shares	Jul. 10, 2024 USD ($) $ / shares shares	May 10, 2022 D $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Class of Stock
Warrants outstanding				13,067,494	77,494	77,494
Public warrants expiration term	30 days
Intrinsic value of outstanding warrants | $				$ 0
Intrinsic value of exercisable warrants | $				$ 0
Public Warrants
Class of Stock
Threshold trading days for redemption of public warrants | D			20
Threshold consecutive trading days for redemption of public warrants | D			30
Public Warrants | Initial public offering | Monterey Capital Acquisition Corporation
Class of Stock
Number of shares issuable per warrant			1
Exercise price of warrants | $ / shares			$ 11.5
Number of fractional shares to be issued upon exercise of the warrants			0
Number of warrants issued	9,200,000
Warrants outstanding	9,200,000
Public Warrants | Initial public offering | Monterey Capital Acquisition Corporation | Stock price of $18.00 or more for 20 out of 30 trading days
Class of Stock
Warrant redemption price per warrants or rights (in $ per warrant) | $ / shares			$ 0.01
Written notice period of warrant redemption (in days)			30 days
Minimum price of common stock beyond which that trigger the warrants redemption | $ / shares			$ 18
Period of exercises of warrants or rights for cash or cashless upon notice of redemption (in days)			30 days
Private placement warrants | Initial public offering | Monterey Capital Acquisition Corporation
Class of Stock
Number of warrants issued	3,040,000
Warrants outstanding	3,040,000
Private placement warrants | Initial public offering | Monterey Capital Acquisition Corporation | Sponsor
Class of Stock
Warrant purchase price per warrant (in $ per warrant)			1.00%
July 2024 Warrants | Monterey Capital Acquisition Corporation | Sponsor
Class of Stock
Number of shares issuable per warrant		1
Exercise price of warrants | $ / shares		$ 11.5
Number of warrants issued		750,000
Extinguishment of debt | $		$ 750,000
Warrants | Monterey Capital Acquisition Corporation
Class of Stock
Number of shares issuable per warrant			1
Exercise price of warrants | $ / shares			$ 12
Public warrants expiration term			10 years